FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 ITEM
FAIR VALUE MEASUREMENT [Abstract]
Number of open forward contracts	6
Notional amount of open forward contracts	$ 4,800